INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF ACQUIRED INTANGIBLE ASSETS

The Company’s acquired intangible assets at March 31, 2025 and December 31, 2024 consisted of the following:

March 31, 2025	Weighted Average Amortization Period (years)	Cost	Accumulated amortization	Net carrying value
Patents	1.05 – 6.08	$45,336	$27,957	$17,379

December 31, 2024	Weighted Average Amortization Period (years)	Cost	Accumulated amortization	Net carrying value
Patents	2.05 – 7.08	$45,336	$27,201	$18,135

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE

Estimated future amortization expense for the Company’s intangible assets at March 31, 2025 as follows:

Period ending March 31,
2025 (nine months remaining)	$2,267
2026	3,022
2027	3,022
2028	3,022
Thereafter	6046
Total	$17,379